ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Stock-based compensation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Dividend yield (as a percent)	0.00%	0.00%